Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 4,122,930		$ 3,269,862		$ 2,469,881
Cost of goods sold	2,398,790		1,877,869		1,376,401
Gross margin	1,724,140		1,391,993		1,093,480
Facility and warehouse expenses	347,917		293,423		233,993
Distribution expenses	375,835		287,626		212,718
Selling, general and administrative expenses	495,591		391,942		310,228
Restructuring and acquisition related expenses	2,751		7,590		668
Depreciation and amortization	64,093		49,929		37,996
Operating income	437,953		361,483		297,877
Other expense (income):
Interest expense, net	(31,215)		(22,447)		(28,316)
Interest expense	31,429		24,307		29,765
Loss on debt extinguishment	0		5,345		0
Change in fair value of contingent consideration liabilities	1,643		(1,408)		0
Interest and other income, net	(4,286)		(2,532)		(2,013)
Total other expense, net	28,786		25,712		27,752
Income from continuing operations before provision for income taxes	409,167		335,771		270,125
Provision for income taxes	147,942		125,507		103,007
Income from continuing operations	261,225		210,264		167,118
Discontinued operations:
Income from discontinued operations, net of taxes	0		0		224
Gain on sale of discontinued operations, net of taxes	0		0		1,729
Income from discontinued operations	0		0		1,953
Net income	$ 261,225		$ 210,264		$ 169,071
Basic earnings per share:
Income from continuing operations	$ 0.88	[1]	$ 0.72	[1]	$ 0.58	[1]
Income from discontinued operations	$ 0.00	[1]	$ 0.00	[1]	$ 0.01	[1]
Total	$ 0.88	[1]	$ 0.72	[1]	$ 0.59	[1]
Diluted earnings per share:
Income from continuing operations	$ 0.87	[1]	$ 0.71	[1]	$ 0.57	[1]
Income from discontinued operations	$ 0.00	[1]	$ 0.00	[1]	$ 0.01	[1]
Total	$ 0.87	[1]	$ 0.71	[1]	$ 0.58	[1]

[1]	The sum of the individual earnings per share amounts may not equal the total due to rounding.